Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of exercise price in Israeli Shekel	14.26-25.93	15.01-26.3	16.59-40.78
Range of exercise price in US Dollar	3.81-6.92	4.33-7.59	4.31-10.61